UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21533

Western Asset Inflation Management Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INFLATION

MANAGEMENT FUND INC.

FORM N-Q

January 31, 2008

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2008

Face Amount†	Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 75.8%
	U.S. Treasury Bonds, Inflation Indexed:
$13,428,708	3.000% due 7/15/12 (a)	$14,875,449
7,265,226	1.875% due 7/15/13	7,701,146
17,017,422	2.375% due 1/15/25 (a)	18,768,362
13,795,382	2.000% due 1/15/26 (a)	14,468,997
3,449,053	2.375% due 1/15/27	3,839,769
1,705,202	1.750% due 1/15/28	1,720,107
907,565	3.875% due 4/15/29	1,261,090
	U.S. Treasury Notes, Inflation Indexed:
8,430,072	0.875% due 4/15/10 (b)	8,532,160
1,058,700	2.375% due 4/15/11	1,122,885
8,108,664	2.000% due 1/15/14 (a)	8,649,666
15,242,064	1.625% due 1/15/15 (a)	15,854,139
10,821,512	2.500% due 7/15/16 (a)	11,978,916
4,106,295	2.625% due 7/15/17	4,607,074
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $104,218,778)	113,379,760

ASSET-BACKED SECURITIES — 1.0%
Home Equity — 1.0%
750,000	Asset-Backed Funding Certificates, 4.826% due 1/25/34 (c)	673,568
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (d)(e)	95
500,000	GSAMP Trust, 4.526% due 11/25/34 (c)	415,204
2,951	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35 (d)	2,958
435,226	Renaissance Home Equity Loan Trust, 5.276% due 3/25/34 (c)	400,537
24,270	SACO I Trust, 3.576% due 4/25/35 (c)(d)	20,791
71,380	Sail Net Interest Margin Notes, 5.500% due 3/27/34 (d)	11,664
	TOTAL ASSET-BACKED SECURITIES (Cost — $1,865,849)	1,524,817

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
120,000	American Home Mortgage Investment Trust, 4.176% due 11/25/45 (c)	117,028
4,830,921	Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 5.000% due 5/15/24 (e)	133,543
5,307,677	Federal National Mortgage Association (FNMA), IO, 5.500% due 7/1/18 (c)(e)	775,699
341,899	Merit Securities Corp., 4.744% due 9/28/32 (c)(d)	316,502
	Structured Asset Securities Corp.:
113,242	4.476% due 2/25/28 (c)	109,464
244,098	4.376% due 3/25/28 (c)	219,430
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $1,335,176)	1,671,666

CORPORATE BONDS & NOTES — 5.6%
Capital Markets — 0.6%
1,050,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	879,179

Commercial Banks — 0.5%
550,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (c)(d)	509,594
260,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (d)	247,000
	Total Commercial Banks	756,594

Consumer Finance — 2.8%
1,500,000	Ford Motor Credit Co., Notes, 5.828% due 1/15/10 (c)	1,338,099
1,500,000	General Motors Acceptance Corp., Notes, 7.324% due 12/1/14 (c)	1,178,798
	SLM Corp.:
540,000	Medium-Term Notes, 5.375% due 1/15/13	481,955

See Notes to Schedule of Investments.

1

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Consumer Finance — 2.8% (continued)
		Medium-Term Notes:
$1,000,000		4.816% due 2/1/10 (c)	$918,750
270,000		5.375% due 5/15/14	234,537
		Total Consumer Finance	4,152,139

Diversified Financial Services — 0.9%
620,000		Bank of America Corp., Notes, 8.000% due 1/30/18 (c)(f)	645,132
890,000		Residential Capital LLC, Senior Notes, 7.500% due 2/22/11	560,700
100,000		TNK-BP Finance SA, Senior Notes, 7.875% due 3/13/18 (d)	99,500
		Total Diversified Financial Services	1,305,332

Electric Utilities — 0.1%
250,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (d)	258,125

Independent Power Producers & Energy Traders — 0.5%
		Energy Future Holdings, Senior Notes:
12,000		10.875% due 11/1/17 (d)	11,940
348,000		11.250% due 11/1/17 (d)(g)	344,520
500,000		TXU Corp., Senior Notes, 6.550% due 11/15/34	367,445
		Total Independent Power Producers & Energy Traders	723,905

Metals & Mining — 0.2%
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	335,264

Oil, Gas & Consumable Fuels — 0.0%
29,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	29,819
		TOTAL CORPORATE BONDS & NOTES (Cost — $9,170,363)	8,440,357

MORTGAGE-BACKED SECURITIES — 10.9%
FHLMC — 2.5%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
143,374		7.000% due 6/1/17	149,839
2,003,856		8.500% due 9/1/24	2,199,476
172,628		6.500% due 8/1/29	180,823
1,200,000		6.000% due 2/12/38 (h)	1,230,187
		TOTAL FHLMC	3,760,325

FNMA — 8.4%
		Federal National Mortgage Association (FNMA):
75,453		5.500% due 1/1/14	77,535
386,553		7.000% due 3/15/15-6/1/32	412,793
5,930,679		6.000% due 1/1/37-6/1/37	6,087,587
4,700,000		5.000% due 2/12/38-3/12/38 (h)	4,677,047
1,200,000		5.500% due 2/12/38 (h)	1,215,937
		TOTAL FNMA	12,470,899
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $15,950,426)	16,231,224

SOVEREIGN BONDS — 1.3%
Argentina — 0.2%
		Republic of Argentina:
75,000	EUR	9.750% due 11/26/03 (i)	36,341
150,000	EUR	1.000% due 7/1/04 (i)	69,565
100,000	EUR	10.250% due 1/26/07 (i)	48,973
225,000	EUR	Medium-Term Notes, 9.000% due 5/24/05 (d)(i)	105,883
		Total Argentina	260,762

See Notes to Schedule of Investments.

2

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
SOVEREIGN BONDS — 1.3% (continued)
Mexico — 0.3%
$386,000	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	$418,906

Russia — 0.8%
	Russian Federation:
2,778	8.250% due 3/31/10 (d)	2,910
175,000	11.000% due 7/24/18 (d)	255,938
510,000	12.750% due 6/24/28 (d)	937,762
14,850	7.500% due 3/31/30 (d)	17,124
	Total Russia	1,213,734
	TOTAL SOVEREIGN BONDS (Cost — $1,700,313)	1,893,402

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.8%
U.S. Government Obligations — 2.8%
4,012,240	U.S. Treasury Notes, 1.625% due 1/15/18 (Cost - $4,001,270)	4,135,745

Shares
PREFERRED STOCKS — 1.5%

CONSUMER DISCRETIONARY — 0.1%

Automobiles — 0.1%
7,600	Ford Motor Co., 7.400%	120,232
2,100	Ford Motor Co., 8.000%	35,385
300	Ford Motor Co., Series F, 7.550%	5,070
	TOTAL CONSUMER DISCRETIONARY	160,687

FINANCIALS — 1.4%
Diversified Financial Services — 1.1%
55,000	Citigroup Inc., 8.125%	1,442,100
1,000	Preferred Plus, Trust Series FRD-1, 7.400%	15,840
6,800	Saturns, Series F 2003-5, 8.125%	113,560
		1,571,500
Thrifts & Mortgage Finance — 0.3%
19,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	510,150
	TOTAL FINANCIALS	2,081,650

	TOTAL PREFERRED STOCKS (Cost — $2,154,750)	2,242,337

	TOTAL INVESTMENTS — 100.0% (Cost — $140,396,925#)	149,519,308

†             Face amount denominated in U.S. dollars, unless otherwise noted.

(a)     All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts and securities traded on a to-be-announced (“TBA”) basis.

(b)    All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)     Variable rate security.  Interest rate disclosed is that which is in effect at January 31, 2008.

(d)    Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)     Illiquid security.

(f)       Security has no maturity date.  The date shown represents the next call date.

(g)    Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)    This security is traded on a TBA basis (See Note 1).

(i)        Security is currently in default.

#            Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Abbreviations used in this schedule:

EUR - Euro

IO - Interest Only

PAC - Planned Amortization Class

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
51	U.S. Treasury Notes 5-Year Futures	2/22/08	$109.50	$(797)
32	U.S. Treasury Notes 10-Year Futures	2/22/08	114.50	(7,000)
33	U.S. Treasury Notes 10-Year Futures	2/22/08	115.00	(11,343)
	TOTAL OPTIONS WRITTEN			$(19,140)
	(Premiums received - $65,576)

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return. Current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would be effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,316,397
Gross unrealized depreciation	(1,194,014)
Net unrealized appreciation	$9,122,383

At January 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Libor Futures	38	9/08	$8,966,565	$8,996,516	$29,951
Libor Futures	77	3/08	18,069,518	18,111,060	41,542
U.S. Treasury 5 Year Notes	134	3/08	14,840,607	15,142,000	301,393
					372,886

Contracts to Sell:
U.S. Treasury 10 Year Notes	10	3/08	$1,144,950	$1,167,188	$(22,238)
Net Unrealized Gain (Loss) on Open Futures Contracts					$350,648

During the period ended January 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2007	—	—
Options written	311	$149,773
Options expired	(195)	(84,197)
Options written, outstanding January 31, 2008	116	$65,576

At January 31, 2008, the Fund held the following credit default swap contract:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	9/25/07
Notional Amount:	$7,000,000
Payments Made by Fund:	0.350% quarterly
Payments Received by Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(164,717)

At January 31, 2008, the Fund held TBA securities with a cost of $7,104,797.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation Management Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 28, 2008